Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Profit (loss) for the year	₩ 31,386	₩ 13,314	₩ 587
Depreciation expense	545	375	340
Amortization expense	868	145	176
Bad debt expenses	151	74	1
Unrealized foreign currency loss	99	671	765
Loss on retirement and disposal of property and equipment	5	37
Impairment losses on intangible assets	623	230	5
Post-employment benefit expense	50	164	(19)
Income tax expense	3,053	1,144	3,240
Unrealized foreign currency gain	(81)	(288)	(269)
Interest income	(819)	(554)	(522)
Gain on disposal of property and equipment	(16)	(2)	(2)
Change in accounts receivables	(18,573)	(27,786)	(6,363)
Change in other receivables	406	12	(445)
Change in prepaid expenses	544	(1,390)	(186)
Change in other current assets	192	(400)	259
Change in other non-current assets	(1,137)	(449)	(825)
Change in accounts payables	27,319	35,046	1,709
Change in deferred revenue	(2,707)	1,980	1,304
Change in withholdings	580	1,239	11
Change in accrued expenses	(7)	187	(85)
Change in other current liabilities	(13)	68	(5)
Change in long-term deferred revenue	100	4,111	5,537
Change in other non-current liabilities		261
Total	₩ 42,571	₩ 28,189	₩ 5,213